GuidePath Absolute Return Allocation Fund
Schedule of Investments
June 30, 2025 (Unaudited)

INVESTMENT COMPANIES - 99.2%	Shares	Value
Alternative Funds - 5.8%
ProShares Investment Grade-Interest Rate Hedged ETF	87,079	$6,822,639

Domestic Equity - 2.5%
DoubleLine Shiller Enhanced CAPE - Class I	187,437	2,989,620

Domestic Fixed Income Funds - 84.0%
BlackRock Low Duration Bond Portfolio - Class Institutional	1,019,593	9,339,475
DoubleLine Core Fixed Income Fund - Class I	287,510	2,670,970
DoubleLine Flexible Income Fund - Class I	591,722	5,171,653
DoubleLine Low Duration Bond Fund - Class I	964,589	9,308,282
DoubleLine Total Return Bond Fund - Class I	1,343,242	11,874,262
iShares 3-7 Year Treasury Bond ETF (a)	17,512	2,085,504
iShares 7-10 Year Treasury Bond ETF (a)	56,143	5,376,815
iShares High Yield Systematic Bond ETF (a)	107,155	5,087,184
Schwab Short-Term U.S. Treasury ETF	279,854	6,822,841
SPDR Bloomberg Investment Grade Floating Rate ETF	115,269	3,553,743
SPDR Portfolio Short Term Treasury ETF	40,505	1,186,392
T Rowe Price Institutional Floating Rate Fund - Class I	125,211	1,181,987
Vanguard High-Yield Corporate Fund - Class Admiral	1,454,380	8,028,176
Vanguard Intermediate-Term Corporate Bond ETF (a)	36,038	2,988,271
Vanguard Long-Term Corporate Bond ETF (a)	59,043	4,481,364
Vanguard Mortgage-Backed Securities ETF	231,670	10,735,588
Vanguard Short-Term Corporate Bond ETF (a)	74,760	5,943,420
Vanguard Total Bond Market ETF	52,580	3,871,465
		99,707,392

Emerging Markets Fixed Income Funds - 2.5%
Vanguard Emerging Markets Government Bond ETF (a)	45,679	2,985,123

Opportunistic Fixed Income Funds - 4.4%
BlackRock Strategic Income Opportunities Portfolio - Class Institutional	536,478	5,193,105
TOTAL INVESTMENT COMPANIES (Cost $113,817,338)		117,697,879

SHORT-TERM INVESTMENTS - 24.0%		Value
Investments Purchased with Proceeds from Securities Lending - 23.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.46% (b)	27,494,676	27,494,676

Money Market Funds - 0.9%	Shares
JPMorgan U.S. Government Money Market Fund - Class IM, 4.26% (b)	1,036,412	1,036,412
TOTAL SHORT-TERM INVESTMENTS (Cost $28,531,088)		28,531,088

TOTAL INVESTMENTS - 123.2% (Cost $142,348,426)		146,228,967
Liabilities in Excess of Other Assets - (23.2)%		(27,503,771)
TOTAL NET ASSETS - 100.0%		$118,725,196
two		–%
Percentages are stated as a percent of net assets.		–%

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

LLC - Limited Liability Company

(a)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $27,045,392.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2025.